Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES:
Net (loss)/income	$ (62,064)	$ (105,291)	$ 175,562
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	104,690	98,124	108,206
Amortization and write-off of deferred financing costs	4,061	5,384	6,309
Amortization of deferred drydock and special survey costs	12,263	9,581	7,289
Provision for losses on accounts receivable	792	630	17,136
Unrealized loss on FFA derivatives	0	69	124
Share based compensation	7,719	5,021	4,712
Gain on sale of assets	0	(18)	(323)
Loss on bond and debt extinguishment	4,786	12,142	0
Income tax expense/(benefit)	84	(4,260)	312
Realized holding loss on investments in-available-for-sale-securities	11,553	0	0
Equity in affiliates, net of dividends received	(22,179)	19,781	(7,519)
Changes in operating assets and liabilities:
(Increase)/decrease in restricted cash	(168)	430	1,317
Increase in accounts receivable	(107)	(1,110)	(1,434)
(Increase)/decrease in inventories	(5,933)	4,966	(9,820)
Decrease/(increase) in prepaid expenses and other assets	6,446	(26,653)	18,384
(Increase)/decrease in due from affiliate companies	(18,263)	80,159	(59,134)
Increase/(decrease) in accounts payable	1,738	(12,916)	6,701
Increase/(decrease) in accrued expenses and other liabilities	31,154	(12,156)	9,483
Decrease in deferred income and cash received in advance	(770)	(2,112)	(13,340)
Decrease in other long-term liabilities and deferred income	(8,509)	(1,109)	(20,739)
Increase/(decrease) in derivative assets and liabilities	0	1,206	(121)
Payments for drydock and special survey costs	(10,970)	(12,119)	(14,461)
Net cash provided by operating activities	56,323	59,749	228,644
INVESTING ACTIVITIES:
Cash acquired through asset acquisition	0	0	33
Acquisition of intangible assets	(10,200)	(2,092)	0
Proceeds from sale of assets	0	0	67,500
Loan to affiliate company	(4,465)	(2,660)	0
Loan repayment from affiliate company	0	35,000	10,000
(Increase)/decrease in long-term receivable from affiliate companies	(5,087)	14,908	(11,120)
Dividends from affiliate companies	14,595	10,126	5,202
Deposits for vessels, port terminals and other fixed assets	(45,337)	(31,398)	(8,534)
Acquisition of investments in affiliates	(2,233)	(167,919)	(1,472)
Acquisition of vessels	(123,541)	(85,699)	(38,357)
Purchase of property, equipment and other fixed assets	(68,620)	(28,837)	(10,799)
Net cash (used in)/provided by investing activities	(244,888)	(258,571)	12,453
FINANCING ACTIVITIES:
Proceeds from long-term loans	72,250	51,250	52,230
Proceeds from issuance of senior and ship mortgage notes including premium, net of debt issuance costs	365,668	725,486	84,965
Repayment of long-term debt and payment of principal	(20,761)	(157,228)	(236,178)
Repayment of senior and ship mortgage notes	(290,000)	(488,000)	0
Payments of obligations under capital leases	(1,399)	(1,353)	(1,519)
Debt issuance costs	(1,223)	(905)	(1,858)
Net proceeds from issuance of preferred stock	163,602	0	0
(Increase)/decrease in restricted cash	(355)	22,234	(19,623)
Acquisition of noncontrolling interest	(10,889)	(750)	0
Contribution from noncontrolling shareholders	3,484	3,905	0
Issuance of common stock	643	551	93
Dividends paid	(32,730)	(26,405)	(32,435)
Net cash provided by/(used in) financing activities	248,290	128,785	(154,325)
Increase/(decrease) in cash and cash equivalents	59,725	(70,037)	86,772
Cash and cash equivalents, beginning of year	187,831	257,868	171,096
Cash and cash equivalents, end of year	247,556	187,831	257,868
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	92,776	147,405	102,119
Cash paid for income taxes	694	586	864
Non-cash investing and financing activities
Capitalized deferred financing costs into vessel cost	0	0	135
Reclassification of investments in available-for-sale securities to investments in affiliates	0	0	82,572
Reclassification of accumulated other comprehensive income to investments in affiliates	0	0	6,158
Purchase of property, equipment and other fixed assets	(624)	0	(15,413)
Acquisition of intangible assets	(6,800)	0	0
Debt issuance costs	(225)	0	0
Working capital acquired	0	0	597
Revaluation of vessels due to restructuring of capital lease obligations	0	0	4,590
Decrease in capital lease obligations due to restructuring	0	0	(4,590)
Dividends payable	3,081	0	0
Investments in available-for-sale securities	0	17,715	810
Accrued interest on loan receivable from affiliate company	$ 645	$ 0	$ 0